Schroder Emerging Markets Multi-Cap Equity Fund
Schroder Emerging Markets Multi-Cap Equity Fund
Investment Objective:
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund:
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Schroder Emerging Markets Multi-Cap Equity Fund	Schroder Emerging Markets Multi-Cap Equity Fund - R6 Shares	Investor Shares	Advisor Shares
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Schroder Emerging Markets Multi-Cap Equity Fund		Schroder Emerging Markets Multi-Cap Equity Fund - R6 Shares	Investor Shares	Advisor Shares
Management Fees		1.00%	1.00%	1.00%
Distribution (12b-1) Fees		none	none	0.25%
Other Expenses	[1]	1.39%	1.54%	1.54%
Total Annual Fund Operating Expenses		2.39%	2.54%	2.79%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(1.49%)	(1.49%)	(1.49%)
Net Annual Fund Operating Expenses		0.90%	1.05%	1.30%
[1]	"Other Expenses" have been restated to include expenses under the Fund's shareholder service plan.
[2]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 29, 2016 to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund's R6 Shares, exceed 0.90% of the R6 Shares' average daily net assets, for the Fund's Investor Shares, exceed 1.05% of Investor Shares' average daily net assets and, for the Fund's Advisor Shares, exceed 1.30% of Advisor Shares' average daily net assets. In addition, the Fund's adviser has contractually agreed through February 29, 2016 to limit the management fees paid by the Fund to 0.80% of the Fund's average daily net assets. The expense limitation and the management fee limitation may only be terminated during their terms by the Board of Trustees.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, through February 29, 2016, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

(whether or not shares are redeemed)
Expense Example Schroder Emerging Markets Multi-Cap Equity Fund (USD $)	1 year	3 years	5 years	10 years
Schroder Emerging Markets Multi-Cap Equity Fund - R6 Shares	92	577	1,116	2,592
Investor Shares	107	623	1,192	2,743
Advisor Shares	132	699	1,318	2,991

(whether or not shares are redeemed)
Expense Example No Redemption Schroder Emerging Markets Multi-Cap Equity Fund (USD $)	1 year	3 years	5 years	10 years
Schroder Emerging Markets Multi-Cap Equity Fund - R6 Shares	92	577	1,116	2,592
Investor Shares	107	623	1,192	2,743
Advisor Shares	132	699	1,318	2,991

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies.

The Fund will invest its assets primarily in equity securities of companies located in emerging market countries that the Fund's sub-adviser considers to be high quality companies, to offer attractive valuations, or both. The Fund may invest in companies of any size or market capitalization.

In seeking to identify high quality companies, the Fund's sub-adviser typically looks for companies that have some or all of the following characteristics: profitability, stability, financial strength, and management quality. In seeking to identify companies offering attractive valuations, the sub-adviser relies on an evaluation of a number of valuation metrics, such as dividends, cash-flow, earnings, sales and asset-based measures as well as quality metrics, such as profitability, stability and financial strength. The sub-adviser's process includes a careful evaluation of a variety of risks that may affect the Fund's portfolio holdings. The sub-adviser seeks to avoid companies that it considers to have glamour stock attributes, such as high beta, volatility, and excessive trading activity. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies located in emerging market countries. The sub-adviser generally considers equity securities to consist of common and preferred stocks, warrants to purchase common or preferred stocks and depositary receipts for common or preferred stocks. The notional value of the Fund's investments in derivatives or other synthetic instruments described below that provide exposure comparable, in the judgment of the sub-adviser, to investments in equity securities may be counted toward satisfaction of this 80% policy.

The Fund's sub-adviser currently considers "emerging market" countries to be countries included in the MSCI Emerging Markets Index, which covers 23 countries and over 800 stocks in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa, though the sub-adviser may at times determine to invest in the wider emerging markets universe. Although the Fund expects typically to invest in a variety of emerging market countries and other countries throughout the world, the Fund may, from time to time, invest a substantial portion of its net assets in any one country or group of countries. The Fund will consider an issuer to be located in a country if it is organized under the laws of that country, if it is domiciled in that country, if it is principally traded in that country, or if the sub-adviser determines that the issuer has more than 50% of its assets in or derives more than 50% of its revenues from that country. Actual geographic and sector allocations within the Fund's portfolio are principally the result of application of the quality and value disciplines described above.

The Fund may invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other similar securities representing ownership of foreign securities or in depositary receipts relating to U.S. securities. The Fund may purchase securities issued by other investment funds and pools, such as real estate investment trusts ("REITs"), income trusts, master limited partnerships ("MLPs"), open-end mutual funds, closed-end funds, and exchange traded funds ("ETFs"). The Fund may use exchange-traded or over-the-counter derivatives that generally consist of futures contracts, swaps, and options, and other derivative instruments, including over-the-counter instruments, and will normally do so in order to gain exposure to particular securities or markets, in connection with hedging transactions, or for purposes of efficient portfolio management, including managing cash flows or as part of the Fund's risk management process. The sub-adviser's investment process may result in frequent trading of the Fund's portfolio securities.

Principal Risks.

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The values of investments held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the financial markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the Fund include:

•  Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller companies;

•  Foreign Securities Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, or by foreign withholding taxes;

•  Foreign Currencies Risk: the value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies;

•  Equity Securities Risk: equity securities may be highly volatile and may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

•  Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk, and their prices may be highly volatile;

•  Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

•  Counterparty Risk: a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations;

•  Depositary Receipts Risk: depositary receipts in which the Fund may invest are receipts listed on U.S. exchanges that are issued by banks or trust companies to provide an investor an indirect investment in underlying foreign shares. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading markets. Unsponsored depositary receipts may be less liquid than sponsored depositary receipts;

•  Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, credit, interest rate and valuation risks and the risk of losing more than the principal amount invested. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index;

•  Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses. Investing in another investment company also involves liquidity risk and valuation risk;

•  REIT Risk: REITs involve risks similar to those associated with direct ownership of real estate and may be subject to the risks affecting equity securities generally. Some REITs have limited diversification. The Fund bears its proportionate share of a REIT's expenses;

•  MLP Risk: investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investments held by MLPs may be illiquid. The manner and extent of the Fund's investments in MLPs and limited liability companies may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and any such investments by the Fund may adversely affect the ability of the Fund to so qualify;

•  Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times. Investments in foreign securities, including emerging market securities, tend to have greater exposure to liquidity risk;

•  Valuation Risk: certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by the Fund will reflect that actual price at which the security might be sold in a market transaction;

•  Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance; and

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing its total return for one year and since inception and by comparing the Fund's average annual total returns with those of a broad-based market index. The bar chart shows only the performance of the Fund's Investor Shares; performance of the Fund's Advisor Shares would be less favorable than the performance of its Investor Shares because Advisor Shares are subject to higher expenses. The Fund does not yet have a calendar year of investment performance with respect to its R6 Shares. Performance of R6 shares would differ from Advisor Share and Investor Share performance only to the extent of the differences in expenses between the classes. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit www.schroderfunds.com for more current performance information.

Calendar Year Total Returns Calendar Year End (through 12/31)

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest	Lowest
6/30/14	12/31/14
6.07%	-4.64%

Average Annual Total Returns for Periods Ended December 31, 2014
Average Annual Returns Schroder Emerging Markets Multi-Cap Equity Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Shares	(1.08%)	6.29%	Jun. 25, 2013
Advisor Shares	(1.33%)	6.03%	Jun. 25, 2013
After Taxes on Distributions Investor Shares	(4.00%)	3.07%
After Taxes on Distributions and Sale of Fund Shares Investor Shares	(0.21%)	3.57%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	(2.19%)	7.68%	Jun. 25, 2013

After-tax returns are shown only for Investor Shares and are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns for R6 Shares and Advisor Shares will vary as a result of the different expenses of each share class.